CONSOLIDATED STATEMENT OF INCOME - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Interest on loans and financial leases
Commercial	$ 7,322,453		$ 8,027,598		$ 7,952,627
Consumer	4,220,032		3,822,743		3,069,124
Small business loans	229,446		237,266		236,979
Mortgage	1,881,297		1,831,716		1,767,761
Financial leases	1,913,196		2,064,978		1,993,851
Interest income on loans and financial leases	15,566,424		15,984,301	[1]	15,020,342	[2]
Interest on debt instruments using the effective interest method	129,017		159,890		164,549
Total Interest of debt instruments using the effective interest method	15,695,441		16,144,191		15,184,891
Interest income on overnight and market funds	36,449		26,779		20,968
Interest and valuation on financial instruments	384,610		525,423		542,946
Total interest and valuation on financial instruments	16,116,500		16,696,393		15,748,805	[2]
Interest expenses	(5,670,216)		(6,232,986)	[1]	(6,053,100)	[2]
Net interest margin and valuation on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments	10,446,284		10,463,407	[1]	9,695,705	[2]
Credit impairment charges on loans, advances and financial leases, net	(3,851,625)		(3,468,699)		(2,643,710)
Credit recovery (impairment) for other financial instruments	8,553		7,082		(87,442)
Total credit impairment charges, net	(3,843,072)		(3,461,617)	[1]	(2,731,152)	[2]
Net interest margin and valuation on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	6,603,212		7,001,790	[1]	6,964,553	[2]
Fees and commissions income	3,994,259	[3]	3,621,114	[1],[3]	3,299,933	[2],[4]
Fees and commissions expenses	(1,213,056)		(1,075,115)	[1]	(968,970)	[2]
Total fees and commissions, net	2,781,203		2,545,999	[1]	2,330,963	[2]
Other operating income	1,203,802		1,578,209	[1]	1,466,655	[2]
Dividends received, and share of profits of equity method investees	341,795		266,170	[1]	176,692	[2]
Recovery (Impairment) charges on cash-generating unit	168,756		(173,339)		0
Total operating income, net	11,098,768		11,218,829	[1]	10,938,863	[2]
Operating expenses
Salaries and employee benefits	(3,004,054)		(2,792,379)		(2,808,931)
Other administrative and general expenses	(3,024,769)		(2,977,884)		(2,644,392)
Wealth tax, contributions and other tax burden	(692,666)		(727,661)		(741,184)
Impairment, depreciation and amortization	(493,902)		(479,111)		(517,809)
Other operating expenses	(267,507)		(249,023)		(258,265)
Total operating expenses	(7,482,898)		(7,226,058)	[1]	(6,970,581)	[2]
Profit before tax	3,615,870		3,992,771	[1]	3,968,282	[2]
Income tax	(829,435)		(1,238,598)		(1,176,832)
Profit for the year from continued operations	2,786,435		2,754,173		2,791,450
Net income from discontinued operations	0		0		163,497
Net income	2,786,435		2,754,173		2,954,947
Net income attributable to equity holders of the Parent Company	2,658,864		2,615,000		2,865,328
Non-controlling interest	$ 127,571		$ 139,173		$ 89,619
Basic and Diluted earnings per share to common shareholders, stated in units of pesos	$ 2,825		$ 2,780		$ 3,040
From continuing operations	2,825		2,780		2,870
From discontinuing operations	$ 0		$ 0		$ 170

[1]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2017 disclosed in the Bank’s annual report in 2017 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.
[2]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2016 disclosed in the Bank’s annual report in 2016 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.
[3]	For further information about income from contracts with customers, see note 24.3. Fees and commissions.
[4]	Includes staff costs, other administration and general expenses, contributions and other tax burdens and others.